RELATED PARTIES - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Associate - Rand Refinery (Pty) Ltd
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 0	$ 0	$ 7
Purchases and services acquired from related parties	12	14	14
Amounts receivable, related party transactions	0	0	7
Joint ventures
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	148	0	0
Long-term loan advanced to related parties	$ 358	$ 0	$ 0